Gain on realization of marketable securities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 02, 2015	Apr. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Gain/(loss) reclassified into income		$ (741)	$ 131	$ 0
Investment owned, ownership percentage					23.00%
Sapura Kencana
Business Acquisition [Line Items]
Proceeds from available-for-sale securities	$ 297
Gain/(loss) reclassified into income	$ 131	$ (167)	$ 131	$ 0
Investment owned, ownership percentage		8.18%				12.00%	6.40%